Goodwill and Intangible Assets, Net - Carrying Amount of Goodwill by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,850,089	$ 1,887,805
Accumulated impairment losses, beginning balance	(126,711)	(97,085)
Goodwill, net, beginning balance	1,723,378	1,790,720
Translation adjustments	12,814	(38,707)
Goodwill impairment	0	(29,626)	$ (38,400)
Measurement period adjustments for prior acquisition		991
Goodwill recorded from current year acquisitions	27,912
Goodwill, ending balance	1,890,815	1,850,089	1,887,805
Accumulated impairment losses, ending balance	(126,711)	(126,711)	(97,085)
Goodwill, net, ending balance	1,764,104	1,723,378	1,790,720
Clinical Development Services
Goodwill [Roll Forward]
Goodwill, beginning balance	1,623,475	1,661,191
Accumulated impairment losses, beginning balance	(99,432)	(69,806)
Goodwill, net, beginning balance	1,524,043	1,591,385
Translation adjustments	12,814	(38,707)
Goodwill impairment		(29,626)
Measurement period adjustments for prior acquisition		991
Goodwill recorded from current year acquisitions	27,912
Goodwill, ending balance	1,664,201	1,623,475	1,661,191
Accumulated impairment losses, ending balance	(99,432)	(99,432)	(69,806)
Goodwill, net, ending balance	1,564,769	1,524,043	1,591,385
Laboratory Services
Goodwill [Roll Forward]
Goodwill, beginning balance	226,614	226,614
Accumulated impairment losses, beginning balance	(27,279)	(27,279)
Goodwill, net, beginning balance	199,335	199,335
Translation adjustments	0	0
Goodwill impairment		0
Measurement period adjustments for prior acquisition		0
Goodwill recorded from current year acquisitions	0
Goodwill, ending balance	226,614	226,614	226,614
Accumulated impairment losses, ending balance	(27,279)	(27,279)	(27,279)
Goodwill, net, ending balance	$ 199,335	$ 199,335	$ 199,335